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                           FULBRIGHT & JAWORSKI L.L.P.
                   A Registered Limited Liability Partnership
                          666 Fifth Avenue, 31st Floor
                          New York, New York 10103-3198
                                www.fulbright.com

MROGERS@FULBRIGHT.COM                                 TELEPHONE:  (212) 318-3000
DIRECT DIAL:  (212) 318-3206                          FACSIMILE:  (212) 318-3400


                                 April 19, 2006


VIA EDGAR AND FEDERAL EXPRESS

Mr. Matthew Benson
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mail Stop 3561
Washington, D.C.  20549-3561

      Re:         Delek US Holdings, Inc.
                  Amendment No. 1 to Registration Statement on Form S-1 Filed March 23, 2006
                  File No. 333-131675
                  -------------------------------------------------------

Dear Mr. Benson:

      On behalf of Delek US Holdings, Inc. (the "Company"), we hereby submit to you Amendment No. 2 (the "Amendment No. 2") to the Company's above-referenced Registration Statement on Form S-1, reflecting changes made in response to the Staff's comment letter dated April 13, 2006 and telephone conversations with the Staff on April 17 and 18, 2006.

      All responses to the comments set forth in this letter are submitted on behalf of the Company at its request. All responses to the accounting comments were prepared by the Company in consultation with its independent auditors. The following numbered paragraphs, which correspond to the numbered paragraphs of the April 13, 2006 comment letter and which include specific references to Amendment No. 2, set forth the Company's responses to the Staff's comments.

Prospectus Summary, page 1

      1. Please refer to comment 5 in our letter dated March 9, 2006. As requested previously, please remove the "Market Opportunities," "Competitive Advantages" and "Strategy" sections from the summary.

            RESPONSE: As discussed with the Staff, the "Market Opportunities" and "Competitive Advantages" sections have been substantially shortened (with each

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Mr. Matthew Benson
U.S. Securities and Exchange Commission
Division of Corporation Finance
April 19, 2006
Page 2


            bullet point under "Competitive Advantages" limited to one sentence), and the "Strategy" section has been deleted. See page 2 of Amendment No. 2.

      2. Please substantiate or delete the statement that you believe that "smaller operators lack the operational and financial resources to compete with larger operators such as us."

            RESPONSE: The statement "smaller operators lack the operational and financial resources to compete with larger operators such as us" has been deleted where requested in accordance with the Staff's comment. See page 2 of Amendment No. 2.

The Offering, page 5

      3. Please refer to comment 9 in our letter dated March 9, 2006. As requested previously, where you discuss your dividend policy in this section and elsewhere in the prospectus, please revise to state what you "will" pay instead of what you "expect" or "intend" to pay.

            RESPONSE: The disclosure of the Company's dividend policy has been revised in accordance with the Staff's comment. See pages 5 and 30 of Amendment No. 2.

Summary Consolidated Financial Information and Other Data, page 6

      4. Please remove the applicable disclosures in footnotes one and two whereby you reference the "Unaudited Pro Forma Condensed Consolidated Financial Data" which shows what your results of operations might have been had you made the Williamson Oil and Tyler refinery acquisitions on January 1, 2004. In this regard, we note that this pro forma information was removed in connection with your update of the financial statements for the fiscal year ended December 31, 2005. This comment also applies to footnotes one and two of the Selected Historical Consolidated Financial Information and Other Data table at page 36 and the Summary Financial and Other Information table at page 52 of your filing.

            RESPONSE: The footnotes referenced in the Staff's comment have been deleted. See pages 9, 38 and 55 of Amendment No. 2.

Risk Factors, page 11

      5. Please refer to comment 12 in our letter dated March 9, 2006. We continue to believe some of your risk factors are considered generic and could apply to many companies within your industry or in other industries. Please revise to

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Mr. Matthew Benson
U.S. Securities and Exchange Commission
Division of Corporation Finance
April 19, 2006
Page 3

            specifically indicate how the stated risk applies to your company, or delete these risk factors accordingly:

            - Events reported in the media, such as incidents involving food-borne illnesses..., page 12.

            - A reduction in customer traffic would decrease our profitability, page 13.

            - If our proprietary technology systems are insufficient..., page 21.

            -     We rely on a few key employees who are experienced..., page
                  22.

            -     The requirements of being a public company..., page 27

            Please revise or delete these and similar risk factors as appropriate.

            RESPONSE: The following risk factors have been deleted in accordance with the Staff's comment: "Events reported in the media, such as incidents involving food-borne illnesses...", "A reduction in customer traffic would decrease our profitability...", "We rely on a few key employees who are experienced..." and "The requirements of being a public company...". See pages 12, 13, 21 and 26 of Amendment No. 2. In addition, the risk factor "If our proprietary technology systems are insufficient..." has been revised in accordance with the Staff's comment. See page 21 of Amendment No. 2.

Use of Proceeds, page 31

      6. Please refer to comment 19 in our letter dated March 9, 2006. We note your revised disclosure stating that your management will have considerable discretion in the application of the portion of net proceeds that is to be available for general corporate purposes. Please address more specifically your expected use of proceeds for the amounts remaining after repaying indebtedness. As noted previously, you may reserve the right to change the use of proceeds, provided that such reservation is due to certain contingencies that are discussed specifically and the alternatives to such use in that event are indicated. See Instruction 7 to Item 504 of Regulation S-K. Please revise accordingly.

            RESPONSE: The "Use of Proceeds" section and description of the Use of Proceeds in the Prospectus Summary have been revised to more specifically address anticipated uses in addition to repayment of indebtedness, in accordance with the Staff's comment. The Company advises the Staff that it has not earmarked any

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Mr. Matthew Benson
U.S. Securities and Exchange Commission
Division of Corporation Finance
April 19, 2006
Page 4


            portion of the net proceeds for specific acquisitions, capital improvements or construction projects. See pages 5 and 30 of Amendment No. 2.

Liquidity and Capital Resources, page 60

Capital Spending, page 63

      7. Please discuss any expected material changes in capital spending given your proposed dividend policy. Also, please discuss the effect changes in your dividend policy are expected to have on your future level of growth. We may have further comments once you have provided us with the details of your dividend policy.

            RESPONSE: The Company advises the Staff that it does not expect any material changes in capital spending given its proposed dividend policy. The Company advises the Staff that because the size of the proposed dividend (on an annual basis) is small relative to the Company's net income and EBITDA (and would have represented approximately 11 to 12% and 5 to 6%, respectively, of the Company's net income and EBITDA, respectively, for the year ended December 31,
            2005), it does not anticipate changes in capital spending or that changes in the dividend policy will significantly impact its future level of growth.

Competition, page 85

      8. Please refer to comment 29 in our letter dated March 9, 2006. We note your revised disclosure stating that you believe your store location, neighborhood merchandising strategy and your proprietary information technology systems used to manage merchandise and fuel sales allows you to compete in the markets in which you operate. It would appear your competitors in each segment would compete on the same basis. Please revise to explain in greater detail how you compete on the factors you identify and discuss how those factors differentiate you from competitors. See Item 101(c)(1)(x) of Regulation S-K.

            RESPONSE: The competition disclosure has been revised in accordance with the Staff's comment. See page 86 of Amendment No. 2.

Management, page 93

      9. Please revise the biographical information of Mr. McLarty to describe his business experience during the past five years. See
            Item 401(e)(1) of Regulation S-K.

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Mr. Matthew Benson
U.S. Securities and Exchange Commission
Division of Corporation Finance
April 19, 2006
Page 5


            RESPONSE: Mr. McLarty's biography has been revised in accordance with the Staff's comment. See page 94 of Amendment No. 2.

      Please note that, in addition to the foregoing, the Company is submitting for the Staff's review additional artwork that may be printed in the inside covers of the prospectus.

      If you have any additional comments or questions, please feel free to contact the undersigned at (212) 318-3206 or Manuel Rivera at (212) 318-3296.

                                         Very truly yours,

                                         /s/ Mara H. Rogers

                                         Mara H. Rogers


Enclosures

cc:      H. Christopher Owings, Assistant Director
         Regina Balderas, Staff Accountant
         William Choi, Accounting Branch Chief
         Ellie Quarles, Special Counsel
         Ezra Uzi Yemin, Delek US Holdings, Inc.
         D. Rhett Brandon, Esq., Simpson Thacher & Bartlett L.L.P.